Consolidated Statements of Financial Position - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	kr 2,152	kr 12,454
Right-of-use assets	5,434	14,859
Property, plant, and equipment	2,985	4,687
Corporation tax receivable	2,750	2,750
Deferred tax assets		2,065
Prepayments and deposits	964	2,014
Total non-currents assets	14,285	38,829
Current assets
Corporation tax receivable	7,229	5,500
Trade receivables	29,268
Prepayments and other receivables	20,192	51,235
Cash	102,255	726,929
Total current assets	158,944	783,664
Total assets	173,229	822,493
Equity
Share capital	34,952	34,698
Share premium	2,082,486	2,082,254
Other reserves	2,899	6,494
Accumulated deficit	(2,110,998)	(1,502,921)
Total equity	9,339	620,525
Non-current liabilities
Borrowings	2,482	23,830
Lease liabilities	3,925	9,877
Discount and rebate liabilities	28,293
Other non-current liabilities	98	1,634
Total non-current liabilities	34,798	35,341
Current liabilities
Borrowings	30,983	33,349
Lease liabilities	2,578	3,657
Trade payables and accruals	57,524	72,135
Tax payables	584	4,159
Discount and rebate liabilities	7,900
Other liabilities	29,523	53,327
Total current liabilities	129,092	166,627
Total equity and liabilities	kr 173,229	kr 822,493